Employee benefit plans - Expected Benefit Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Pension plans, postretirement and other employee benefits [Line items]
2014	¥ 9,284
2015	9,558
2016	10,193
2017	10,214
2018	10,655
2019-2023	¥ 53,891